Financing Arrangements	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financing Arrangements
6. FINANCING ARRANGEMENTS
Loan and Security Agreement
In March 2021, the Company entered into an agreement (the “Loan Agreement”) with Trinity Capital Inc. (“Trinity”) to secure a debt commitment of $12.0 million (the “Tranche A”) which was drawn at the closing. The term loan is collateralized by a first-priority, senior secured interest in substantially all of the Company’s assets. In conjunction with the Loan Agreement, the Company issued Trinity a warrant to purchase shares of common stock (the “Trinity Warrants”) which is recorded at fair value using the
Black-Scholes model, see Note 9 for the fair value assumptions.

T
he
 Loan Agreement contains customary representations, warranties and covenants; however, the debt agreement does not include any financial covenants. In May 2021, the debt agreement was modified to increase the overall debt commitment by $15.0 million (the “Tranche B” or the “Amendment”) and $8.0 million of the additional commitment was drawn at the closing and the remaining commitment of $7.0 million was available at the Company’s option at any time through March 10, 2022 subject to certain conditions. The Company drew the $7.0 million in November 2021. In conjunction with the Amendment, the Company cancelled the Initial Warrants and issued 995,099
(783,129 shares post conversion upon the closing of the Business Combination)
warrant shares to purchase the common stock which was an incremental cost allocated between Tranche A and Tranche B, see Note
9
for further information on these warrants. The Amendment to the debt agreement was considered a modification for accounting purposes. The Company capitalized $2.8 million of debt issuance costs which consist of incremental costs incurred for the lenders and third-party legal firms as well as the fair value of the warrant issued in conjunction with the term loan.
Under the Amendment, the maturity date was modified to be the date equal to 48 months from the first payment date of each specific cash advance. Subject to an interest only period of 19 months following each specific cash advance date, the term loan incurs interest at a rate of the of greater of 11% and the US Prime Rate plus 7.50%
per annum, payable monthly. The Term Loan includes certain negative covenants, primarily consisting of restrictions on the Company’s ability to incur indebtedness, pay dividends, execute fundamental change transactions, and other specified actions.
In addition, the Company is required to pay a final payment fee equal to 2.75% of the aggregate amount of all term loan advances. The final payment fee is being accreted and amortized into interest expense using the effective interest rate method over the term of the loan. The effective interest was between 17.83 – 23.70% for all tranches of the debt as of June 30, 2022.
In January 2022, the debt agreement was modified to increase the overall debt commitment by $5.0 million (the “Tranche C” or the “Third Amendment”) which was drawn on January 27, 2022. Subject to an interest only period of 19 months,
 Tranche C incurs interest at a
rate of the greater
of
 11% and the US Prime Rate plus 7.50% per annum, payable monthly, until the maturity date, February 1, 2026.
Other modifications per the amendment included an extension of the requirement to raise an additional $75 million of equity and a defined exit fee for the additional $5.0 million to be at 20% of the advanced funds under the amendment.
The Company paid an exit fee of $1.0 million which is 20% of the Tranche C amount upon the consummation of a merger. The exit fee is not applicable to Tranche A and Tranche B.
 In conjunction with the amendment,
the
C
ompany
also guaranteed payment of all monetary amounts owed and performance of all covenants, obligations and liabilities.
The book value of debt approximates its fair value given its maturity and variable interest rate. Long term debt and the unamortized discount balances are as follows (in thousands):

	June 30, 2022	December 31, 2021
	(In Thousands)
Outstanding principal amount	$32,000	$27,000
Add: accreted liability of final payment fee	256	125
Less: unamortized debt discount, long term	(2,117)	(1,618)
Less: current portion of long term debt-principal	(4,938)	(1,291)

Debt—net of current portion	$25,201	$24,216

Current portion of long term debt—principal	$4,938	$1,291
Less: current portion of unamortized debt discount	(712)	(716)

Debt—current portion	$4,226	$575

For the three and six months ended June 30, 2022, the Company has recorded interest expense of $1.2 million and $2.4 million, which includes the accretion of the end of term liability of $88.9 thousand and $134.8 thousand, the amortization of commitment fee asset of $68 thousand and

$116.3
thousand and the amortization of debt issuance cost of $179.7 thousand and $415.6 thousand, respectively. The unamortized issuance cost of $2.8 million at June 30, 2022 is offset against the carrying value of the term loan in the accompanying condensed consolidated balance sheet. See Deferred Financing Cost policy at Note 2.
Scheduled principal payments on total outstanding debt, as of June 30, 2022, are as follows (in thousands):

	June 30, 2022	December 31, 2021
	(In Thousands)
2022	$702	$702
2023	9,273	8,682
2024	12,914	11,008
2025	8,734	6,608
2026	377	—

	$32,000	$27,000

Rigetti Holdings Inc [Member]
Financing Arrangements
7.	FINANCING ARRANGEMENTS
Loan and Security Agreement
In March 2021, the Company entered into an agreement (the “Loan and Security Agreement”) with a Venture Capital institution (“Venture Capital”) to secure a debt commitment of $12,000,000 (the “Tranche A”) which was drawn at the closing. The term loan is collateralized by a first-priority, senior secured interest in substantially all of the Company’s assets. In conjunction with the Loan Agreement, the Company issued Venture Capital a warrant to purchase shares of common stock (the “Initial Warrants”) which is recorded at fair value using Black-Scholes model, see Note 10 for the fair value assumptions.
The Loan Agreement contains customary representations, warranties and covenants, however the debt agreement does not include any financial covenants. In May 2021, the debt agreement was modified to increase the overall debt commitment by $15,000,000 (the “Tranche B” or the “Amendment”) and $8,000,000 of the additional commitment was drawn at the closing and the remaining commitment of $7,000,000 was available at the Company’s option at any time through March 10, 2022 subject to certain conditions. The Company drew the $7,000,000 in November 2021. In conjunction with the Amendment, the Company cancelled the Initial Warrants and issued 783,129 warrant shares to purchase the common stock which was an incremental cost allocated between Tranche A and Tranche B, see Note 10 for further information on these warrants. The Amendment to the debt agreement was considered a modification for accounting purposes. The Company capitalized $2,843,308 of debt issuance costs which consist of incremental cost incurred for the lenders and 3 rd
party legal firms as well as the fair value of the warrant issued in conjunction with the origination of the term loan.
Under the Amendment, the maturity date was modified to be the date equal to 48 months from the first payment date of each specific cash advance. Subject to an interest only period of 19 months following each specific cash advance date, the term loan incurs interest at a rate of 11% per annum, payable monthly. The Term Loan includes certain negative covenants, primarily consisting of restrictions on the Company’s ability to incur indebtedness, pay dividends, execute fundamental change transactions, and other specified actions.
In addition, the Company is required to pay a final payment fee equal to 2.75% of the aggregate amount of all term loan advances. The final payment fee is being accreted and amortized into interest expense using the effective interest rate method over the
term of the loan. The effective interest was between 16.49 – 17.31% for all tranches of the debt.
The book value of debt approximates its fair value given its short-term maturity and variable interest rate. Long term debt and the unamortized discount balances are as follows:

December 31, 2021
Outstanding principal amount - stated value	$27,000,000
Add: Accrued final payment fee	121,585
Less: Unamortized deferred financing costs	(170,058)
Less: Unamortized debt discount	(2,160,495)

Total debt	$24,791,032

Debt - current portion	$1,290,538
Debt - net of current portion	23,500,494

Total debt	$24,791,032

For
the 11 months ended December 31, 2021, the Company has recorded interest expense of $1,736,390, the accretion of the end of term liability of $121,585, the amortization of commitment fee asset of $94,405 and the amortization of debt issuance cost of $512,755. The unamortized issuance cost of $2,330,553 at December 31, 2021 is offset against the carrying value of the term loan in the accompanying condensed consolidated balance sheet. See Deferred Financing Cost policy at Note 2.
Scheduled principal payments on total outstanding debt, as of December 31, 2021, are as follows:

Total
2022	$1,290,538
2023	8,750,354
2024	11,084,382
2025	5,874,726

27,000,000

Initial Convertible Notes
In November 2018, the Company entered into convertible promissory note arrangements pursuant to which the Company borrowed $1,500,000 (the “2018 Convertible Notes”). In June 2019 and August 2019, the Company entered into convertible promissory note arrangements pursuant to which the Company borrowed $19,700,000 and $250,000, respectively (collectively, the “2019 Convertible Notes”). The 2018 Convertible Notes and 2019 Convertible Notes are collectively referred to as the “Initial Convertible Notes.”
In February 2020, in conjunction with the Recapitalization transactions described in Note 9 the Company and the holders of the Initial Convertible Notes agreed to amend the terms of the Initial Convertible Notes. The primary impact of the amendment was to change the conversion terms previously described, such that upon the closing of the Series C Preferred Stock Financing and Recapitalization, the Initial Convertible Notes (principal and accrued interest) would convert into 5,325,251 shares of Series C Preferred Stock and 13,330,920 shares of Series
C-1
Preferred Stock.
The Company determined that the modification of the Initial Convertible Notes represented an extinguishment for accounting purposes. The Company estimated the fair value of the Series C and

S
eries C-1
Preferred Stock to be issued upon conversion to be $17,612,235. In addition, the Company issued 5,410,006 shares of Class A Common Stock to the majority holder of the Initial Convertible Notes as consideration for their agreement to the amendment terms. The Company included the fair value of these Class A Common Shares (estimated as $1,443,605) as part of the reacquisition price of the Initial Convertible Notes in the extinguishment calculation. Based on the carrying value of the Initial Convertible Notes (under the fair value option) of $27,767,399 at the date of the amendment, the Company recorded a gain on extinguishment associated with the amendment of $8,711,559, which is included as a component of other income (expense) in the consolidated statements of operations during the year ended January 31, 2021.
Simple Agreement for Future Equity

In October 2019, the Company entered into a simple agreement for future equity (“SAFE”) agreement with an investor in exchange for $1,500,000 in cash proceeds. The SAFE accrues dividends at a rate of 6.0% per annum while outstanding.

The
SAFE principal and accrued interest are automatically convertible upon an equity financing event at a conversion price per share equal to the lesser of (i) an amount equal to 80% of the lowest price per share paid by other investors for the preferred stock sold in the equity financing and (ii) the price obtained by dividing

$
300,000,000
 by the number of fully diluted shares outstanding immediately prior to the equity financing. In addition, the SAFE is optionally convertible upon a non-equity
financing event under the same conversion terms as described above. The SAFE holder can also elect to receive a cash payment upon a change of control or initial public offering event and would be paid out its initial investment plus accrued dividends in the event of a liquidation of the Company.
The Company has elected the fair value option to account for the Convertible Notes and SAFE, with changes in fair value recorded through the Company’s consolidated statements of operations as other income (expense), net in each report period.
The Company utilized an income approach valuation model to estimate the fair value of the SAFE as of its issuance date and as of January 31, 2020. The valuation model captures the expected settlement value of the SAFE based on the Company’s assumption that an equity financing event occurring in February 2020 is the most likely settlement event. The estimated settlement value of the SAFE has been discounted back to present value as of each measurement date utilizing a discount rate of 10.0%.
As of January 31, 2020, the fair value and principal value of the SAFE was $1,882,397 and $1,500,000, respectively. The Company recorded a loss from the change in fair value of the SAFE of $382,397 during the year ended January 31, 2020. Based on the carrying value of the SAFE (under the fair value option) of $1,822,397 at the date of the amendment in connection with the Recapitalization transactions described in Note 9, the Company recorded a gain on extinguishment associated with the amendment of $691,867, which is included as a component of other income (expense) in the consolidated statements of operations during the year ended January 31, 2021.
February 2020 Convertible Notes
In February 2020, just prior to the Recapitalization and Series C Preferred Stock Financing (see Note 8), the Company entered into convertible promissory note arrangements pursuant to which the Company borrowed $2,200,000 (the “2020 Convertible Notes”).
The
2020
Convertible Notes accrued interest at
6.0
% per annum on the outstanding principal balance, payable at maturity. The
2020
Convertible Notes were due and payable on the earlier of (i) when requested by a majority of the lenders on or after December
11
,
2020
, (ii) when, upon the occurrence of an event of default, such amounts are declared due and payable by the lenders or become automatically due and payable, or (iii) if not converted, upon a change of control. The
2020
Convertible Notes were not prepayable by the Company without the consent of a majority of the lenders.
The 2020 Convertible Notes principal and accrued interest were automatically convertible upon a qualified financing event into a number of shares issued in the qualified financing event, at the per share price paid by the other investors in the financing. In addition, the holders of the 2020 Convertible Notes would receive a number of shares of Class A Common Stock (as specified in each respective agreement), and the same warrant coverage, as applicable, as the other investors in the qualified financing.
The 2020 Convertible Notes principal and accrued interest were optionally convertible upon a change of control at a conversion price per share equal to 80% of the per share consideration to be received by the holders of the Company’s common stock upon such change of control. The lenders may have also elected to redeem the Initial Convertible Notes principal and accrued interest without premium or penalty upon the occurrence of a change of control.

Upon the occurrence of certain events of default as defined in the 2020 Convertible Notes, the 2020 Convertible Notes principal and accrued interest would automatically become due and payable or would become due and payable at the election of the lenders, without premium or penalty.
In February 2020, upon the consummation of the Series C Preferred Stock Financing (a qualified financing event), the 2020 Convertible Notes were automatically converted into 1,909,324 shares of Series C Preferred Stock, 1,602,795 shares of Class A Common Stock and 244,704 warrants to purchase Class A Common Stock. The Company accounted for the conversion of the 2020 Convertible notes as an extinguishment of the debt instruments. The Company estimated the fair value of the Series C Preferred Stock issued upon conversion to be $2,200,017, the fair value of the Class A Common Stock issued upon conversion to be $427,690, and the fair value of the warrants to purchase Class A Common Stock to be $62,187. Based on the carrying value of the 2020 Convertible Notes of $2,200,000 at the date of the extinguishment, the Company recorded a loss on extinguishment of $489,894, which is included as a component of other income (expense) in the consolidated statements of operations during the year ended January 31, 2021.